Cover	Mar. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 23, 2022
Entity File Number	001-39082
Entity Registrant Name	RELMADA THERAPEUTICS, INC.
Entity Central Index Key	0001553643
Entity Tax Identification Number	45-5401931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	880 Third Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	547-9591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	RLMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false